Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Summary of changes in asset retirement obligations

The following table summarizes the changes in the Predecessor’s asset retirement obligations for the periods indicated (in thousands):

	For the Year Ended
	December 31,
	2015	2014
Asset retirement obligations, beginning of year	$1,824	$3,557
Additional liabilities incurred	133	670
Liabilities acquired	178	—
Liabilities disposed(1)	—	(2,820)
Accretion expense	139	156
Revision of estimated liabilities	14	261
Asset retirement obligations, end of year	$2,288	$1,824

(1)Refer to Note 4—Acquisitions and Divestitures.